Property and equipment - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) engine	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property and equipment [line items]
Sale and leaseback | R$	R$ 22,736	R$ 16,224	R$ 0
Aircraft Engines
Disclosure of detailed information about property and equipment [line items]
Sale and leaseback transactions, number of property, plant and equipment | engine	2